Citi Fund Service Ohio, Inc.

100 Summer Street

Boston, MA 02110

May 4, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sound Shore Fund, Inc.
File Nos. 2-96141; 811-4244
CIK: 0000764157

Ladies and Gentlemen:

As Administrator on behalf of Sound Shore Fund, Inc. (the “Registrant”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the prospectus and statement of additional information dated May 1, 2009 that would have otherwise been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 32 to the Registrant’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on April 30, 2009.

Questions related to this filing may be directed to my attention at (617) 824-1251.

Very truly yours,

/s/ William Cady
William Cady
Assistant Vice President